Significant Accounting Policies, Office Lease (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2021
Leases [Abstract]
Rent payments		$ 134
Impairment charge	$ 0